Organization and Operations	12 Months Ended
Dec. 31, 2024
Organization and Operations
Organization and Operations

1. Organization and Operations

Canadian Solar Inc. (“CSI”) and its subsidiaries (collectively, the “Company”) is a global solar and renewable energy company incorporated under the laws of Ontario, Canada. The Company operates in two segments: CSI Solar, focused on solar module and battery energy storage manufacturing and products; and Recurrent Energy, focused on utility-scale solar power and battery energy storage project development and operations.

CSI was originally incorporated in Ontario in 2001 and has since undergone several jurisdictional continuances, most recently returning to Ontario in July 2022. The Company’s shares are listed on NASDAQ under the symbol “CSIQ.”

In 2020, the Company initiated the carve-out and public listing of its subsidiary, CSI Solar Co., Ltd. (“CSI Solar”), in China. To support the IPO, the Company transferred a portion of CSI Solar shares to third-party institutional investors and employees, resulting in a combined 20.4% ownership by non-controlling interests as of December 31, 2022. On June 9, 2023, CSI Solar completed its IPO on the Science and Technology Innovation Board (“STAR Market”) of the Shanghai Stock Exchange, raising net proceeds of RMB 6,628,683,000 ($927,897) after deducting offering expenses of RMB 277,929,000 ($38,995).

In April 2024, CSI Solar launched a share repurchase program of RMB 500,000,000 up to RMB 1,000,000,000 ($70,416 up to $140,832) to reserve shares for future share-based awards. As of December 31, 2024, 52,700,000 shares had been repurchased for RMB 566,202,000 ($79,582), reducing the non-controlling interest to 36.86%. As of December 31, 2024, the Company held 63.14% of the outstanding CSI Solar shares.

In January 2024, Canadian Solar Energy Group B.V. and Recurrent Energy B.V., subsidiaries of CSI, entered into a purchase and sale agreement with GRP IV UK Holdco Limited, managed by BlackRock’s climate infrastructure business, for the issuance of Series A preferred shares of Recurrent Energy B.V. Following initial and subsequent closings in May and September 2024, respectively, BlackRock’s total investment reached $500,000, before deducting issuance expenses of $17,756, and represented 20% of Recurrent Energy B.V. on a fully diluted, as-converted basis as determined immediately upon closing. See Note 26 for details.